Net Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Short-term investments	$ 893	$ 72	$ 22
Mortgage loans held for sale at fair value	14,739	6,282	1,510
Interest income	15,632	6,354	1,532
Interest expense:
Mortgage loans sold under agreements to repurchase	10,863	5,927	1,874
Note payable	2,931	1,180
Excess servicing spread financing at fair value	1,091
Other	1,788	772	1
Interest expense	16,673	7,879	1,875
Net interest expense:	$ (1,041)	$ (1,525)	$ (343)